MEMORIAL GROWTH EQUITY FUND
                                  (THE "FUND")

                        Supplement dated August 15, 2002
                         to Prospectus dated May 1, 2002


     The shaded area, fourth paragraph on page 7 under "Your Account (Wire investments)" is restated as follows:

     Wire investments to:

     PNC Bank
     ABA # 031000053
     For Account of The Memorial Funds-Growth Equity Fund
     Acct. # 86-0695-9511
     For further credit:  (Your name)
     Acct. # (Your account number)

                           MEMORIAL VALUE EQUITY FUND
                                  (THE "FUND")

                        Supplement dated August 15, 2002
                         to Prospectus dated May 1, 2002


     The shaded area, fourth paragraph on page 8 under "Your Account (Wire investments)" is restated as follows:

     Wire investments to:

     PNC Bank
     ABA # 031000053
     For Account of The Memorial Funds-Value Equity Fund
     Acct. # 86-0695-9511
     For further credit:  (Your name)
     Acct. # (Your account number)

                          MEMORIAL GOVERNMENT BOND FUND
                                  (THE "FUND")

                        Supplement dated August 15, 2002
                         to Prospectus dated May 1, 2002


     The shaded area, fourth paragraph on page 7 under "Your Account (Wire investments)" is restated as follows:

     Wire investments to:

     PNC Bank
     ABA # 031000053
     For Account of The Memorial Funds-Government Bond Fund
     Acct. # 86-0695-9511
     For further credit:  (Your name)
     Acct. # (Your account number)